Warrants (Parenthetical) (Detail) (USD $)	6 Months Ended
Jun. 30, 2014
Class of Warrant or Right [Line Items]
Loss recognized on fair value adjustment	$ 41,907,889
Warrants Not Settleable in Cash [Member]
Class of Warrant or Right [Line Items]
Warrant, exercised	404,500
Warrants Exercised [Member]
Class of Warrant or Right [Line Items]
Warrant, issued	69,000
Loss recognized on fair value adjustment	(50,824) [1]
Anti Dilution Shares [Member]
Class of Warrant or Right [Line Items]
Warrant, issued	9,702,806
Advisory Services [Member]
Class of Warrant or Right [Line Items]
Warrant, issued	833,333
Loss recognized on fair value adjustment	7,868,610
Director [Member]
Class of Warrant or Right [Line Items]
Loss recognized on fair value adjustment	$ 859,390

[1]	Warrants represent warrants issued with the January Private Placement and February Private Placement as well as the warrants issued in conjunction with the private placement of common stock and included in warrant fair value adjustments, net in the accompanying statements of operations and comprehensive (loss) income.